Consolidated Schedule of Investments
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Variable Rate Senior Loan Interests–138.10%(b)(c)
Aerospace & Defense–3.13%
ADB Safegate Lux (CEP IV / ADBAS) (Luxembourg), Term Loan B (6 mo. EURIBOR + 4.75%)	8.51%	10/05/2026	EUR	1,414	$1,463,025
Brown Group Holding LLC (Signature Aviation US Holdings, Inc.), Incremental Term Loan B-2 (1 mo. Term SOFR + 2.75%)	7.32%	07/01/2031		$500	503,437
Castlelake Aviation Ltd.
Incremental Term Loan (3 mo. Term SOFR + 2.75%)	7.70%	10/22/2027		594	596,755
Term Loan (3 mo. Term SOFR + 2.50%)	7.45%	10/22/2026		53	52,867
Engineering Research and Consulting LLC, First Lien Term Loan (3 mo. Term SOFR + 5.00%)(d)	9.51%	08/15/2031		1,590	1,593,858
FDH Group Acquisition, Inc.
Delayed Draw Term Loan(d)(e)(f)	0.00%	11/04/2031		1,361	1,353,742
Term Loan B (3 mo. Term SOFR + 4.75%)(d)(e)	9.31%	10/21/2031		3,639	3,603,061
Greenrock Finance, Inc., First Lien Term Loan B (3 mo. Term SOFR + 3.75%)	8.35%	07/06/2029		138	138,880
NAC Aviation 8 Ltd. (Ireland)
Revolver Loan (Acquired 05/05/2022; Cost $1,826,168)(d)(f)(g)	0.00%	12/31/2026		1,826	1,826,168
Term Loan (1 mo. USD LIBOR + 4.11%)(d)	8.79%	12/31/2026		2,292	0
Term Loan (1 mo. USD LIBOR + 4.00%)(d)	8.79%	12/31/2026		2,342	0
Peraton Corp., First Lien Term Loan B (1 mo. Term SOFR + 3.85%)	8.42%	02/01/2028		1,357	1,277,097
Propulsion (BC) Newco LLC (Spain), Term Loan B (3 mo. Term SOFR + 3.25%)	7.87%	09/14/2029		1,471	1,486,366
Rand Parent LLC (Atlas Air), First Lien Term Loan B (3 mo. Term SOFR + 3.75%)	8.35%	03/17/2030		2,652	2,670,399
Signia Aerospace LLC, Term Loan B(d)(h)	–	11/23/2031		2,344	2,350,041
					18,915,696
Air Transport–1.02%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan (3 mo. Term SOFR + 5.01%)	9.63%	04/20/2028		4,802	4,963,788
American Airlines, Inc., Term Loan (1 mo. Term SOFR + 2.86%)	7.47%	02/15/2028		1,187	1,194,216
					6,158,004
Automotive–9.59%
Autokiniton US Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.11%)	8.69%	04/06/2028		939	934,819
Belron Group S.A., Term Loan B (3 mo. Term SOFR + 2.75%)	7.27%	10/16/2031		3,583	3,628,595
Constellation Auto (CONSTE/BCA) (United Kingdom)
First Lien Term Loan B-2 (6 mo. GBP SONIA + 4.75%)	9.95%	07/28/2028	GBP	305	368,676
Second Lien Term Loan (6 mo. GBP SONIA + 7.50%)	12.45%	07/27/2029	GBP	800	837,532
DexKo Global, Inc., Incremental First Lien Term Loan (3 mo. Term SOFR + 4.25%)	8.85%	10/04/2028		800	767,326
Driven Holdings LLC, Term Loan (1 mo. Term SOFR + 3.11%)	7.80%	12/17/2028		978	981,558
Engineered Components & Systems LLC, Term Loan (1 mo. Term SOFR + 6.00%)	10.57%	08/30/2030		1,483	1,442,199
First Brands Group LLC
First Lien Incremental Term Loan (3 mo. EURIBOR + 5.00%)	8.06%	03/30/2027	EUR	634	665,821
First Lien Incremental Term Loan (3 mo. Term SOFR + 5.26%)	9.85%	03/30/2027		5,073	4,909,653
First Lien Term Loan (3 mo. Term SOFR + 5.26%)	9.85%	03/30/2027		3,670	3,553,805
Second Lien Term Loan (3 mo. Term SOFR + 8.76%)	13.35%	03/30/2028		1,509	1,405,730
Highline Aftermarket Acquisition LLC, First Lien Term Loan (1 mo. Term SOFR + 4.00%)(d)	8.57%	11/09/2027		2,480	2,504,676
LS Group OpCo Acquisition (Les Schwab Tire Centers), Term Loan B (1 mo. Term SOFR + 3.25%)	7.82%	04/23/2031		3,140	3,156,883
M&D Distributors
Delayed Draw Term Loan (3 mo. Term SOFR + 6.15%)(d)(e)	11.40%	08/31/2028		2,341	2,340,551
Revolver Loan (3 mo, Term SOFR + 6.15%)(d)(e)	11.00%	08/31/2028		591	591,111
Revolver Loan(d)(e)(f)	0.00%	08/31/2028		591	591,111
Term Loan (3 mo. Term SOFR + 6.15%)(d)(e)	10.66%	08/31/2028		6,627	6,627,062
Madison Safety & Flow LLC, Term Loan B (1 mo. PRIME + 2.25%)	2.30%	09/19/2031		876	886,831
Mavis Tire Express Services TopCo Corp., Term Loan B (1 mo. Term SOFR + 3.50%)	8.07%	05/04/2028		3,398	3,431,078
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Automotive–(continued)
Muth Mirror Systems LLC
Revolver Loan (Acquired 04/23/2019-09/30/2024; Cost $1,571,096)(d)(e)(g)	7.00%	04/23/2025	$1,572	$1,304,433
Term Loan (Acquired 04/23/2019-09/30/2024; Cost $17,034,189)(d)(e)(g)	4.00%	04/23/2025	17,061	14,160,691
Paint Intermediate III LLC (Wesco Group), Term Loan B (1 mo. Term SOFR + 2.89%)(d)	7.52%	09/11/2031	622	627,848
PowerStop LLC, Term Loan B (3 mo. Term SOFR + 4.85%)	9.36%	01/24/2029	1,179	1,133,225
Project Boost Purchaser LLC, Term Loan (3 mo. Term SOFR + 3.50%)	8.15%	07/16/2031	1,033	1,043,238
Wand NewCo 3, Inc., First Lien Term Loan (3 mo. Term SOFR + 3.25%)	7.82%	01/30/2031	85	85,353
				57,979,805
Beverage & Tobacco–1.28%
AI Aqua Merger Sub, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	8.16%	07/31/2028	3,567	3,600,633
City Brewing Co. LLC
First Lien Term Loan (3 mo. Term SOFR + 6.25%)(d)	10.91%	04/05/2028	1,192	965,189
Term Loan (3 mo. Term SOFR + 3.76%)	8.42%	04/05/2028	2,712	2,033,857
Term Loan (3 mo. Term SOFR + 5.26%)(d)	9.92%	04/14/2028	2,732	1,161,344
				7,761,023
Building & Development–3.42%
Arcosa, Inc., Term Loan B (1 mo. Term SOFR + 2.25%)	6.82%	08/13/2031	685	689,477
Brookfield Retail Holdings VII Sub 3 LLC, Term Loan B (1 mo. Term SOFR + 2.60%)	7.17%	08/27/2025	186	186,278
Chariot Buyer LLC
First Lien Term Loan (1 mo. Term SOFR + 3.35%)	7.92%	11/03/2028	468	471,359
First Lien Term Loan (1 mo. Term SOFR + 3.75%)	8.32%	11/03/2028	1,469	1,476,878
Construction Partners, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)(d)	7.17%	10/29/2031	1,067	1,075,358
Empire Today LLC
Term Loan A (3 mo. Term SOFR + 5.76%)	10.25%	08/03/2029	1,386	1,358,780
Term Loan B (3 mo. Term SOFR + 5.26%)	9.85%	04/01/2028	6,281	3,827,005
Gulfside Supply, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	7.60%	06/17/2031	993	1,000,776
Icebox Holdco III, Inc.
First Lien Term Loan (3 mo. Term SOFR + 4.01%)	8.62%	12/22/2028	544	549,819
Second Lien Term Loan (3 mo. Term SOFR + 7.01%)	11.62%	12/21/2029	593	600,504
Interior Logic Group, Inc. (Signal Parent), Term Loan B (1 mo. Term SOFR + 3.60%)	8.17%	04/01/2028	2,140	1,889,334
IPS Corp./CP Iris Holdco, First Lien Term Loan (1 mo. Term SOFR + 3.50%)	8.07%	10/02/2028	1,176	1,182,899
LHS Borrow LLC (Leaf Home Solutions), Term Loan (1 mo. Term SOFR + 4.85%)	9.42%	02/16/2029	3,961	3,834,872
Oldcastle BuildingEnvelope, Inc., Term Loan B (3 mo. Term SOFR + 4.25%)	8.50%	04/29/2029	1,774	1,759,716
TAMKO Building Products LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	7.34%	09/20/2030	728	733,975
				20,637,030
Business Equipment & Services–20.68%
Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM), Term Loan (1 mo. Term SOFR + 3.85%)	8.42%	05/12/2028	2,744	2,765,628
Alter Domus (Chrysaor Bidco S.a.r.l.)
Delayed Draw Term Loan(f)	0.00%	05/14/2031	42	42,828
Term Loan B(h)	–	07/14/2031	575	579,111
Azuria Water Solutions, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	8.32%	05/17/2028	311	314,094
Boost Newco Borrower LLC (WorldPay), Term Loan (3 mo. Term SOFR + 2.50%)	7.10%	01/31/2031	2,711	2,740,100
Checkout Holding Corp. (Catalina Marketing), Term Loan (3 mo. Term SOFR + 9.50%)	14.11%	05/10/2027	225	215,372
Cimpress USA, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	7.57%	05/17/2028	2,258	2,278,611
Cloud Software Group, Inc., Term Loan (3 mo. Term SOFR + 3.75%)	8.31%	03/21/2031	2,559	2,574,234
Constant Contact, Inc.
Second Lien Term Loan (3 mo. Term SOFR + 7.76%)	12.42%	02/12/2029	1,012	919,478
Term Loan (3 mo. Term SOFR + 4.26%)	8.92%	02/10/2028	1,104	1,063,857
Corporation Service Co., Term Loan B (1 mo. Term SOFR + 2.50%)	7.07%	11/02/2029	954	960,207
CV Intermediate Holdco Corp. (Class Valuation)
Delayed Draw Term Loan (3 mo. Term SOFR + 6.40%)(d)(e)	10.92%	03/31/2026	11,346	11,334,420
First Lien Term Loan (3 mo. Term SOFR + 6.40%)(d)(e)	10.99%	03/31/2026	7,669	7,661,080
Revolver Loan (3 mo. Term SOFR + 6.25%)(d)(e)	10.96%	03/31/2026	530	529,263
Revolver Loan(d)(e)(f)	0.00%	03/31/2026	648	646,877
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
D&H United Fueling Solutions
Delayed Draw Term Loan B (3 mo. Term SOFR + 6.15%)(d)(e)	10.17%	09/15/2028		$1,409	$1,406,445
Delayed Draw Term Loan B-2(d)(e)(f)	0.00%	09/15/2028		411	408,621
Incremental Term Loan (3 mo. Term SOFR + 6.15%)(d)(e)	10.75%	09/15/2028		3,109	3,102,741
Revolver Loan(d)(e)	0.00%	09/15/2028		123	121,971
Revolver Loan(d)(e)(f)	0.00%	09/15/2028		82	81,313
Deerfield Dakota Holding Corp.
First Lien Term Loan (3 mo. Term SOFR + 3.75%)	8.35%	04/09/2027		1,239	1,205,246
Second Lien Term Loan (3 mo. Term SOFR + 7.01%)	11.62%	04/07/2028		1,055	1,028,395
DTI HoldCo, Inc., Incremental Term Loan B (1 mo. Term SOFR + 4.75%)	9.32%	04/26/2029		725	730,962
Esquire Deposition Solutions LLC
Delayed Draw Term Loan (3 mo. Term SOFR + 5.25%)(d)(e)	9.85%	12/30/2027		6,058	5,985,273
Revolver Loan(d)(e)(f)	0.00%	12/01/2027		1,279	1,263,793
Term Loan (3 mo. Term SOFR + 5.25%)(d)(e)	9.85%	12/30/2027		11,332	11,196,318
Garda World Security Corp. (Canada), Term Loan B (1 mo. Term SOFR + 3.50%)	8.11%	02/01/2029		4,221	4,276,730
GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. Term SOFR + 4.11%)	8.69%	05/12/2028		1,018	1,026,605
I-Logic Tech Bidco Ltd. (Acuris) (United Kingdom), Term Loan (3 mo. Term SOFR + 3.75%)	8.42%	02/16/2028		672	677,914
ION Trading Technologies S.a.r.l. (Luxembourg), Term Loan (3 mo. Term SOFR + 4.00%)	9.02%	04/01/2028		415	417,742
Lamark Media Group LLC
Delayed Draw Term Loan (3 mo. Term SOFR + 5.85%)(d)(e)	10.45%	10/14/2027		1,601	1,601,435
Revolver Loan(d)(e)(f)	0.00%	10/14/2027		1,087	1,086,640
Term Loan (3 mo. Term SOFR + 5.85%)(d)(e)	10.45%	10/14/2027		7,397	7,397,300
Term Loan (3 mo. Term SOFR + 6.60%)(d)(e)	11.20%	10/14/2027		2,413	2,436,758
Learning Care Group (US) No. 2, Inc., Term Loan B (3 mo. Term SOFR + 4.00%)	8.60%	08/11/2028		607	612,744
Monitronics International, Inc., Term Loan B (1 mo. Term SOFR + 7.76%) (Acquired 06/30/2023-02/16/2024; Cost $8,970,790)(g)	12.33%	06/30/2028		8,964	9,008,963
NAS LLC (d.b.a. Nationwide Marketing Group)
Revolver Loan(d)(e)	11.17%	06/01/2025		431	421,503
Revolver Loan (3 mo. Term SOFR + 6.65%)(d)(e)(f)	0.00%	06/01/2025		431	421,503
Term Loan (3 mo. Term SOFR + 6.65%)(d)(e)	11.24%	06/01/2025		8,150	7,970,788
Term Loan (3 mo. Term SOFR + 6.65%)(d)(e)	11.24%	06/01/2025		3,310	3,237,288
Term Loan (3 mo. Term SOFR + 6.65%)(d)(e)	11.24%	06/01/2025		1,548	1,514,229
Nuvei Tech Corp., Pivotal Refi L.P., Nuvei Tech, Inc., Term Loan B(h)	–	11/15/2031		1,347	1,356,150
OCM System One Buyer CTB LLC, Term Loan B (3 mo. Term SOFR + 3.90%)(d)	8.50%	03/02/2028		902	908,567
Orchid Merger Sub II LLC, Term Loan (1 mo. Term SOFR + 4.85%) (Acquired 11/12/2021-01/05/2022; Cost $2,683,610)(g)	9.42%	07/27/2027		2,778	1,708,626
Plano HoldCo, Inc., Term Loan B (3 mo. Term SOFR + 3.50%)(d)	8.09%	10/02/2031		1,597	1,619,158
Prime Security Services Borrower LLC, Term Loan(h)	–	10/13/2030		179	179,598
Project Dragon (Voyix Digital Banking), Term Loan B (3 mo. Term SOFR + 3.25%)	7.85%	09/30/2031		2,286	2,294,809
Prometric Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.86%)	9.44%	01/31/2028		961	972,717
Ryan LLC (Ryan Tax), Term Loan (1 mo. Term SOFR + 3.50%)	8.07%	11/14/2030		2,576	2,594,478
Skillsoft Corp., Term Loan (1 mo. Term SOFR + 5.36%)	9.94%	07/14/2028		443	358,032
Socotec (Holding SAS) (France), Term Loan B(h)	–	06/02/2028		431	433,662
Spin Holdco, Inc., Term Loan (3 mo. Term SOFR + 4.26%)	9.26%	03/04/2028		9,749	8,283,382
Thermostat Purchaser III, Inc., Term Loan B (3 mo. Term SOFR + 4.40%)(d)	9.00%	08/31/2028		291	292,492
UnitedLex Corp., Term Loan (3 mo. Term SOFR + 5.90%)(d)	10.50%	03/20/2027		861	752,976
					125,019,027
Cable & Satellite Television–4.42%
Altice Financing S.A. (Altice-Int’l) (Luxembourg)
Term Loan (3 mo. Term SOFR + 5.00%)	9.66%	10/31/2027		253	220,406
Term Loan B (3 mo. EURIBOR + 5.00%)	8.18%	10/31/2027	EUR	316	289,149
Atlantic Broadband Finance LLC (Cogeco), Term Loan B-1 (1 mo. Term SOFR + 3.25%)	7.82%	09/18/2030		1,399	1,395,435
Lightning Finco Ltd. (LiveU) (United Kingdom)
Term Loan B-1 (6 mo. Term SOFR + 6.08%)(d)(e)	11.40%	08/31/2028		17,301	17,300,530
Term Loan B-2 (6 mo. Term SOFR + 5.25%)(d)(e)	8.92%	08/31/2028	EUR	1,775	1,876,251
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Cable & Satellite Television–(continued)
Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (6 mo. USD LIBOR + 4.00%)	8.68%	08/14/2026		$1,798	$1,522,870
Term Loan B-11 (6 mo. USD LIBOR + 2.75%)	7.43%	07/31/2025		514	475,138
Term Loan B-12 (6 mo. USD LIBOR + 3.69%)	8.37%	01/31/2026		1,311	1,121,198
Telenet - LG, Term Loan AR (1 mo. Term SOFR + 2.00%)	6.72%	04/30/2028		206	201,138
Virgin Media 02 - LG (United Kingdom), Term Loan Y (6 mo. Term SOFR + 3.35%)	7.72%	03/31/2031		2,327	2,306,145
					26,708,260
Chemicals & Plastics–16.17%
A-Gas Finco, Inc., Term Loan (3 mo. Term SOFR + 5.25%)	9.85%	12/14/2029		2,392	2,159,062
AkzoNobel Chemicals
Term Loan B (3 mo. Term SOFR + 3.25%)	7.81%	04/03/2028		239	242,079
Term Loan B (3 mo. Term SOFR + 3.25%)	7.81%	04/03/2028		971	983,094
Aruba Investments, Inc.
First Lien Term Loan (1 mo. Term SOFR + 4.10%)	8.67%	11/24/2027		306	306,987
Second Lien Term Loan (1 mo. Term SOFR + 7.85%)	12.42%	11/24/2028		1,024	986,801
Arxada (Herens Holdco S.a r.l./Lonza) (Switzerland), Term Loan B (3 mo. EURIBOR + 3.93%)	7.27%	07/03/2028	EUR	350	362,377
Ascend Performance Materials Operations LLC, Term Loan (6 mo. Term SOFR + 4.85%)	9.10%	08/27/2026		4,141	3,561,501
Austin Powder (A-AP Buyer, Inc.), First Lien Term Loan (3 mo. Term SOFR + 3.25%)	7.85%	09/09/2031		1,070	1,080,372
Caldic (Pearls BidCo) (Netherlands), Term Loan B (3 mo. Term SOFR + 4.00%)	8.59%	02/26/2029		1,597	1,613,978
Charter NEX US, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	7.65%	12/01/2030		2,510	2,532,753
Chemours Co. (The), Term Loan B-3 (1 mo. Term SOFR + 3.50%)	7.57%	08/18/2028		3,139	3,162,995
Composite Resins Holding B.V. (AOC), Term Loan B (1 mo. Term SOFR + 3.61%)	8.19%	10/15/2028		1,853	1,866,637
Derby Buyer LLC (Delrin), Term Loan B (1 mo. Term SOFR + 3.50%)	8.16%	11/01/2030		1,194	1,200,071
Discovery Purchaser Corp. (BES)
First Lien Term Loan (3 mo. Term SOFR + 4.38%)	8.96%	10/04/2029		3,100	3,120,545
Second Lien Term Loan (3 mo. Term SOFR + 7.00%)	11.59%	10/04/2030		967	944,886
Eastman Tire Additives (River Buyer, Inc.), First Lien Term Loan (3 mo. Term SOFR + 5.51%)	10.12%	11/01/2028		2,738	2,212,090
Flint Group (ColourOz Inv) (Germany), PIK Term Loan B, 6.90% PIK Rate, 4.99% Cash Rate(i)	6.90%	12/31/2027		34	6,944
Fusion (Fusion UK Holding Ltd. & US HoldCo VAD, Inc.), Term Loan B (3 mo. Term SOFR + 3.50%)	8.10%	05/29/2029		458	462,484
Hasa Intermediate Holdings LLC
Delayed Draw Term Loan(d)(e)(f)	0.00%	01/10/2029		1,613	1,613,324
Incremental Delayed Draw Term Loan(e)(f)	0.00%	01/10/2029		108	107,590
Incremental Term Loan (3 mo. Term SOFR + 4.50%)(d)(e)	9.02%	01/10/2029		1,097	1,097,445
Incremental Term Loan (3 mo. Term SOFR + 5.00%)(d)(e)	9.59%	01/10/2029		13,429	13,429,075
Revolver Loan(d)(e)(f)	0.00%	01/10/2029		1,972	1,971,815
ICP Group Holdings LLC (CPC Acquisition), First Lien Term Loan (3 mo. Term SOFR + 4.01%)	8.62%	12/29/2027		729	656,649
INEOS Enterprises Holdings US Finco LLC (United Kingdom), Term Loan B (3 mo. Term SOFR + 3.85%)	8.36%	07/08/2030		1,990	1,997,630
Ineos Quattro (STYRO)
Term Loan (1 mo. Term SOFR + 4.25%)(d)	8.82%	10/01/2031		4,541	4,569,678
Term Loan B (1 mo. Term SOFR + 4.35%)	8.92%	04/02/2029		1,879	1,884,636
Term Loan B (1 mo. Term SOFR + 3.85%)	8.42%	03/14/2030		732	734,737
Ineos US Finance LLC
Term Loan (1 mo. Term SOFR + 3.25%)	7.82%	02/18/2030		3,833	3,856,420
Term Loan B (1 mo. Term SOFR + 3.75%)	8.32%	02/07/2031		1,853	1,866,640
Lummus Technology Holdings V LLC (Illuminate Buyer LLC), Term Loan B (1 mo. Term SOFR + 3.61%)	8.19%	12/31/2029		1,351	1,361,388
Oxea Corp. (OQ Chemicals)
Term Loan (3 mo. Term SOFR + 8.24%)	12.91%	06/22/2025		1,000	1,035,611
Term Loan B-2 (3 mo. Term SOFR + 3.60%)	8.19%	12/31/2026		6,505	5,684,729
Potters Industries, Term Loan B (1 mo. Term SOFR + 3.75%)	8.32%	12/14/2027		1,104	1,113,737
PQ Performance Chemicals (Sparta Holdings L.P.), First Lien Term loan (1 mo. Term SOFR + 3.25%)	7.91%	08/02/2030		873	879,348
Proampac PG Borrower LLC, Term Loan (3 mo. Term SOFR + 4.00%)	8.66%	09/15/2028		3,437	3,453,236
Trinseo Materials Operating S.C.A.
Incremental Term Loan (3 mo. Term SOFR + 2.76%)	7.28%	05/03/2028		1,989	1,234,950
Term Loan A (3 mo. Term SOFR + 8.50%)	13.16%	05/03/2028		486	510,826
Term Loan B (3 mo. Term SOFR + 8.50%)	13.16%	05/03/2028		3,580	3,755,830
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
Univar, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	8.10%	08/01/2030		$1,803	$1,828,369
USALCO LLC
Delayed Draw Term Loan(f)	0.00%	09/17/2031		167	169,266
Term Loan (1 mo. Term SOFR + 4.00%)	8.57%	09/17/2031		1,624	1,642,871
V Global Holdings LLC
Revolver Loan (1 mo. EURIBOR + 5.85%)(d)(e)	10.45%	12/22/2025		1,081	1,009,393
Revolver Loan(d)(e)(f)	0.00%	12/22/2025		511	477,310
Term Loan (3 mo. EURIBOR + 5.90%)(d)(e)	10.42%	12/22/2027		12,759	11,916,670
W. R. Grace Holdings LLC, Term Loan (3 mo. Term SOFR + 3.25%)	7.85%	09/22/2028		1,054	1,062,705
					97,727,534
Clothing & Textiles–1.03%
ABG Intermediate Holdings 2 LLC, Term Loan (1 mo. Term SOFR + 2.75%)	7.45%	12/21/2028		3,460	3,496,411
Varsity Brands Holding Co., Inc., Term Loan B (3 mo. Term SOFR + 3.75%)	8.27%	07/25/2031		2,738	2,744,274
					6,240,685
Containers & Glass Products–7.05%
Berlin Packaging LLC, Term Loan B-7 (3 mo. Term SOFR + 3.75%)	8.35%	06/07/2031		3,221	3,242,779
Duran Group (Blitz/DWK) (Germany), Term Loan C-2 (6 mo. Term SOFR + 5.75%)(d)	10.58%	05/31/2026		3,302	3,153,762
Keg Logistics LLC
Revolver Loan (3 mo. Term SOFR + 6.16%)(d)(e)	11.60%	11/23/2027		1,663	1,576,208
Term Loan A (3 mo. Term SOFR + 6.16%)(d)(e)	11.46%	11/16/2027		25,400	24,078,893
Keter Group B.V. (Netherlands), Term Loan (3 mo. EURIBOR + 4.75%) (Acquired 04/29/2024; Cost $1,656,296)(g)	7.81%	12/28/2029	EUR	1,627	1,676,800
Libbey Glass LLC, Incremental Term Loan (3 mo. Term SOFR + 6.65%) (Acquired 11/22/2022-11/22/2024; Cost $4,960,831)(g)	11.27%	11/22/2027		5,147	5,037,802
Mold-Rite Plastics LLC (Valcour Packaging LLC)
Term Loan A-1 (1 mo. Term SOFR + 5.25%)	9.88%	10/04/2028		1,551	1,577,018
Term Loan A-2 (1 mo. Term SOFR + 1.61%)	6.25%	10/04/2028		1,878	1,663,689
Refresco (Pegasus Bidco B.V.) (Netherlands), Term Loan B (3 mo. Term SOFR + 3.25%)(d)	7.77%	07/12/2029		609	614,844
					42,621,795
Cosmetics & Toiletries–1.18%
Bausch and Lomb, Inc.
Incremental Term Loan (1 mo. Term SOFR + 4.00%)	8.57%	09/29/2028		1,326	1,334,447
Term Loan (1 mo. Term SOFR + 3.35%)	7.94%	05/10/2027		4,426	4,446,328
Rodenstock (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	8.06%	06/29/2028	EUR	1,361	1,374,141
					7,154,916
Drugs–0.47%
Grifols Worldwide Operations USA, Inc., Term Loan B (3 mo. Term SOFR + 2.15%)	6.74%	11/15/2027		2,875	2,822,551
Ecological Services & Equipment–1.02%
Anticimex Global AB (Sweden), Term Loan B-6 (3 mo. Term SOFR + 3.46%)	7.97%	11/16/2028		723	728,904
EnergySolutions LLC, Term Loan (3 mo. Term SOFR + 3.32%)(d)	7.84%	09/20/2030		2,001	2,020,959
Groundworks LLC
Delayed Draw Term Loan(f)	0.00%	03/14/2031		240	241,642
Delayed Draw Term Loan (1 mo. Term SOFR + 3.25%)	7.86%	03/14/2031		45	45,912
Term Loan (1 mo. Term SOFR + 3.25%)	7.86%	03/14/2031		1,549	1,559,096
Tidal Waste & Recycling Holdings LLC (Coastal Waste & Recyling), Term Loan (1 mo. Term SOFR + 3.50%)	8.07%	10/03/2031		1,222	1,226,216
TruGreen L.P., Second Lien Term Loan (3 mo. Term SOFR + 8.76%)	13.35%	11/02/2028		370	332,792
					6,155,521
Electronics & Electrical–8.52%
Altar BidCo, Inc. (Brooks Automation, Inc.), Second Lien Term Loan (1 yr. Term SOFR + 5.60%)	9.75%	02/01/2030		393	382,235
Applied Systems, Inc., First Lien Term Loan (3 mo. Term SOFR + 3.01%)	7.60%	02/24/2031		162	163,311
AQA Acquisition Holding, Inc. (SmartBear), Term Loan B(h)	–	03/02/2028		917	927,214
Boxer Parent Co., Inc., Term Loan (3 mo. Term SOFR + 3.75%)	8.34%	07/30/2031		2,333	2,351,576
ConnectWise LLC, Term Loan (1 mo. Term SOFR + 3.52%)	8.37%	10/01/2028		1,282	1,289,202
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
E2Open LLC, Term Loan (1 mo. Term SOFR + 3.61%)	8.19%	02/04/2028		$1,030	$1,034,669
Epicor Software Corp., Term Loan B (1 mo. Term SOFR + 3.25%)	7.82%	05/30/2031		951	959,344
GoTo Group, Inc. (LogMeIn)
First Lien Term Loan (1 mo. Term SOFR + 4.85%)	9.47%	04/30/2028		6,091	5,444,124
Second Lien Term Loan (1 mo. Term SOFR + 4.85%)	9.47%	04/30/2028		3,174	1,295,065
Idemia Group S.A.S. (Oberthur Tech/Morpho/OBETEC), Term Loan B-5 (3 mo. Term SOFR + 4.25%)(d)	8.85%	09/30/2028		1,211	1,229,345
Inetum (Granite Fin Bidco SAS) (France), Term Loan B (3 mo. EURIBOR + 5.00%)	8.46%	10/17/2028	EUR	706	745,177
Infinite Electronics
First Lien Incremental Term Loan (3 mo. Term SOFR + 6.51%)(d)	11.03%	03/02/2028		443	443,907
First Lien Term Loan (3 mo. Term SOFR + 4.01%)	8.60%	03/02/2028		1,047	1,033,736
Second Lien Term Loan (3 mo. Term SOFR + 7.26%)	11.85%	03/02/2029		441	380,032
Instructure Holdings, Inc., Second Lien Term Loan (3 mo. Term SOFR + 5.00%)	9.52%	09/10/2032		774	790,189
ION Corp (Helios Software), Term Loan (3 mo. Term SOFR + 3.50%)	8.09%	07/18/2030		583	588,003
Learning Pool (Brook Bidco Ltd.) (United Kingdom)
Term Loan (3 mo. GBP SONIA + 7.03%)(d)	11.98%	08/17/2028	GBP	736	898,380
Term Loan (3 mo. Term SOFR + 7.11%)(d)	12.01%	08/17/2028		980	935,160
Mavenir Systems, Inc.
Delayed Draw Term Loan(d)	10.00%	01/31/2025		67	67,073
Incremental Term Loan (3 mo. Term SOFR + 9.87%)	14.40%	01/31/2025		354	313,091
Term Loan (3 mo. Term SOFR + 10.00%)(d)	14.59%	01/31/2025		208	178,861
Term Loan B (3 mo. Term SOFR + 5.01%)	9.53%	08/18/2028		2,959	2,096,158
McAfee Enterprise, Term Loan (3 mo. Term SOFR + 6.25%)	10.84%	07/27/2028		1,540	1,567,245
McAfee LLC, Term Loan B(h)	–	03/01/2029		489	491,404
Natel Engineering Co., Inc., Term Loan (1 mo. Term SOFR + 6.36%)	10.95%	04/30/2026		4,139	3,914,435
Native Instruments (Music Creation Group GmbH/APTUS) (Germany), Term Loan B (3 mo. EURIBOR + 6.00%)(d)	9.75%	03/03/2028	EUR	1,557	1,419,836
Particle Luxembourg S.a.r.l. (WebPros), Term Loan B (1 mo. Term SOFR + 4.00%)(d)	8.57%	03/28/2031		1,962	1,972,851
Proofpoint, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	7.57%	08/31/2028		2,062	2,077,006
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. Term SOFR + 4.40%) (Acquired 01/20/2022; Cost $4,649,318)(g)	8.99%	02/01/2029		4,680	3,276,336
Renaissance Holding Corp., Term Loan B(h)	–	04/05/2030		673	675,215
SonicWall U.S. Holdings, Inc.
First Lien Term Loan (3 mo. Term SOFR + 5.00%)	9.60%	05/18/2028		2,624	2,624,117
Second Lien Term Loan (3 mo. Term SOFR + 7.65%)	12.25%	05/18/2026		353	331,028
STG-Fairway Acquisitions, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	7.82%	10/31/2031		2,488	2,515,847
Ultimate Software Group, Inc., First Lien Term Loan (3 mo. Term SOFR + 3.00%)	7.62%	02/10/2031		1,695	1,707,969
Utimaco (SGT Ultimate BidCo GmbH) (Germany)
Term Loan B-1 (3 mo. EURIBOR + 6.25%)(d)	9.15%	05/31/2029	EUR	3,539	3,515,605
Term Loan B-2 (3 mo. Term SOFR + 6.51%)(d)	11.08%	05/31/2029		1,986	1,885,029
					51,519,775
Financial Intermediaries–2.49%
AssuredPartners, Inc., Term Loan B-5 (1 mo. Term SOFR + 3.50%)	8.07%	02/14/2031		3,769	3,798,792
Broadstreet Partners, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	7.82%	06/13/2031		2,836	2,854,222
Edelman Financial Center LLC (The)
Term Loan (1 mo. Term SOFR + 5.25%)	9.82%	10/06/2028		205	206,859
Term Loan B (1 mo. Term SOFR + 3.25%)	7.82%	04/07/2028		431	434,677
Eisner Advisory Group LLC, Incremental Term Loan (1 mo. Term SOFR + 4.00%)	8.57%	02/28/2031		2,068	2,086,972
Grant Thornton Advisors LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	7.82%	06/02/2031		913	920,027
LendingTree, Inc., Term Loan B (1 mo. Term SOFR + 4.11%)	8.69%	09/15/2028		2,893	2,902,057
Tegra118 Wealth Solutions, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	8.52%	02/18/2027		1,403	1,356,064
Tricor (Thevelia/Vistra-Virtue), Term Loan (3 mo. Term SOFR + 3.25%)	7.85%	06/18/2029		486	489,066
					15,048,736
Food Products–7.16%
Arnott’s (Snacking Investments US LLC), Term Loan (1 mo. Term SOFR + 4.00%)	8.57%	12/18/2026		1,523	1,532,167
Biscuit Holding S.A.S. (BISPOU/Cookie Acq) (France), Term Loan B (6 mo. EURIBOR + 4.00%)	7.16%	02/12/2027	EUR	4,486	4,510,870
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Products–(continued)
BrightPet (AMCP Pet Holdings, Inc.)
Incremental Term Loan B (3 mo. Term SOFR + 7.15%)(d)(e)	11.74%	10/05/2026		$3,898	$3,757,947
Revolver Loan (3 mo. Term SOFR + 7.15%)(d)(e)	11.77%	10/05/2026		1,374	1,324,947
Term Loan (3 mo. Term SOFR + 6.40%)(d)(e)	10.99%	10/05/2026		3,835	3,697,161
Florida Food Products LLC
First Lien Term Loan (1 mo. Term SOFR + 5.00%)	9.57%	10/18/2028		797	686,326
First Lien Term Loan (1 mo. Term SOFR + 5.11%)	9.69%	10/18/2028		5,565	4,810,855
Second Lien Term Loan (1 mo. Term SOFR + 8.11%)(d)	12.69%	10/18/2029		1,133	758,943
Mosel Bidco SE (Alphia) (Germany), Term Loan B (1 mo. Term SOFR + 5.00%)	9.57%	10/02/2030		862	826,067
Sigma Holdco B.V. (Netherlands)
Term Loan B-10 (6 mo. Term SOFR + 4.41%)	9.77%	01/03/2028		5,607	5,635,092
Term Loan B-9 (3 mo. EURIBOR + 4.50%)	8.18%	01/03/2028	EUR	900	953,457
Solina Group Services (Powder Bidco) (France), Term Loan (3 mo. Term SOFR + 3.75%)	8.70%	03/07/2029		768	772,688
Teasdale Foods, Inc., Term Loan (6 mo. Term SOFR + 6.56%)(d)(e)	10.99%	12/18/2025		14,841	14,024,771
					43,291,291
Food Service–0.75%
Areas (Pax Midco Spain)
Term Loan B-2 (3 mo. EURIBOR + 5.00%)	8.66%	12/31/2029	EUR	1,000	1,060,411
Term Loan B-2 (3 mo. EURIBOR + 5.00%)	8.74%	12/31/2029	EUR	3,023	3,205,652
Euro Garages (Netherlands), Term Loan (3 mo. Term SOFR + 4.51%)(d)	9.08%	03/31/2026		263	263,737
					4,529,800
Forest Products–0.22%
NewLife Forest Restoration LLC, Term Loan (d)(h)	–	04/10/2029		1,351	1,351,416
Health Care–9.30%
Acacium (Impala Bidco Ltd.) (United Kingdom)
Incremental Term Loan B (1 mo. Term SOFR + 4.85%)(d)	9.42%	06/08/2028		1,161	1,044,655
Term Loan B (1 mo. GBP SONIA + 5.00%)(d)	9.70%	06/08/2028	GBP	516	610,231
Affinity Dental Management, Inc.
Delayed Draw Term Loan (3 mo. Term SOFR + 6.25%)(d)(e)	10.77%	08/04/2028		1,049	983,708
Revolver Loan (3 mo. Term SOFR + 6.25%)(d)(e)	10.77%	08/04/2027		811	760,502
Revolver Loan(d)(e)(f)	0.00%	08/04/2027		811	760,501
Term Loan (3 mo. Term SOFR + 6.25%)(d)(e)	10.77%	08/04/2028		10,647	9,986,903
Ascend Learning LLC, Second Lien Term Loan	10.42%	12/10/2029		1,789	1,790,271
Bracket Intermediate Holding Corp. (Signant), First Lien Term Loan (3 mo. Term SOFR + 5.10%)	9.70%	05/08/2028		1,149	1,159,582
Cerba (Chrome Bidco) (France), Incremental Term Loan C (1 mo. EURIBOR + 3.95%)	6.93%	02/16/2029	EUR	472	431,920
Certara Holdco, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)(d)	7.57%	06/26/2031		150	150,783
Curium BidCo S.a.r.l. (Luxembourg), Term Loan B (3 mo. Term SOFR + 3.50%)	8.09%	07/31/2029		83	83,827
Ethypharm (Financiere Verdi, Orphea Ltd.) (France), Term Loan B (3 mo. GBP SONIA + 4.50%)	9.45%	04/17/2028	GBP	649	756,419
Global Medical Response, Inc., Term Loan (1 mo. Term SOFR + 5.50%)	10.10%	10/31/2028		2,324	2,337,644
HC Group Holdings III, Inc., Term Loan B (1 mo. Term SOFR + 2.25%)	6.82%	10/25/2028		40	40,452
International SOS L.P. (AEA International), Term Loan B (3 mo. Term SOFR + 2.75%)(d)	7.35%	09/07/2028		1,229	1,240,958
IVC Evidensia (Indep Vetcare Group) (United Kingdom), Term Loan B (3 mo. Term SOFR + 4.75%)	9.39%	12/12/2028		189	191,207
MedAssets Software Intermediate Holdings, Inc. (nThrive TSG)
First Lien Term Loan (1 mo. Term SOFR + 5.25%)(d)	12.00%	12/17/2028		317	319,946
First Lien Term Loan (1 mo. Term SOFR + 4.11%)	8.72%	12/18/2028		2,139	1,309,253
Second Lien Term Loan (1 mo. Term SOFR + 6.75%)	11.32%	12/17/2029		775	332,113
Mehilainen Yhtiot Oy (Finland)
Delayed Draw Term Loan B-6(f)	0.00%	02/07/2031	EUR	152	161,359
Term Loan B-5-B (3 mo. EURIBOR + 4.00%)	7.35%	02/07/2031	EUR	848	901,774
Neuraxpharm (Cerebro BidCo/Blitz F20-80 GmbH) (Germany)
Term Loan B-1 (3 mo. EURIBOR + 3.75%)	6.81%	12/15/2027	EUR	232	246,407
Term Loan B-2 (3 mo. EURIBOR + 3.75%)	6.81%	12/15/2027	EUR	134	142,335
Prime Time Healthcare, Incremental Term Loan (3 mo. EURIBOR + 6.10%)(d)(e)	10.55%	09/19/2028		4,342	4,342,342
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
SDB Holdco LLC (Specialty Dental Brands)
Delayed Draw Term Loan (1 mo. Term SOFR + 7.13%)(d)(e)	11.77%	03/18/2027		$1,658	$1,855,208
Delayed Draw Term Loan(d)(e)(f)	0.00%	03/18/2027		331	370,032
Term Loan A (1 mo. Term SOFR +7.10%)(d)(e)	11.77%	03/29/2027		16,759	16,759,294
Sharp Services LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	7.88%	12/31/2028		219	220,092
Southern Veterinary Partners LLC, Term Loan B(h)	–	10/31/2031		2,623	2,649,967
Summit Behavioral Healthcare LLC, Term Loan B (3 mo. Term SOFR + 4.25%)	8.76%	11/24/2028		346	315,902
TEAM Services Group LLC, Term Loan B (1 mo. Term SOFR + 5.25%)	9.82%	12/20/2027		1,732	1,731,340
TTF Holdings LLC (Soliant), Term Loan B (1 mo. Term SOFR + 3.75%)	8.32%	07/18/2031		2,154	2,177,770
Waystar, Term Loan B (1 mo. Term SOFR + 2.75%)	7.32%	10/22/2029		67	67,595
					56,232,292
Home Furnishings–4.56%
A-1 Garage Door Services
Delayed Draw Term Loan (1 mo. Term SOFR + 4.75%)(d)(e)	9.32%	12/22/2028		2,361	2,361,389
Delayed Draw Term Loan(d)(e)(f)	0.00%	12/22/2028		678	677,893
Revolver Loan(d)(e)(f)	0.00%	12/22/2028		1,118	1,118,451
Term Loan A (1 mo. Term SOFR + 4.75%)(d)(e)	9.32%	12/22/2028		6,758	6,758,099
Hilding Anders AB (Sweden)
Term Loan (6 mo. EURIBOR + 10.00%) (Acquired 04/27/2023-07/17/2023; Cost $23,287)(d)(g)	13.06%	12/31/2026	EUR	22	23,487
Term Loan (3 mo. EURIBOR + 10.00%) (Acquired 09/26/2023-10/30/2023; Cost $32,384)(d)(g)	13.06%	12/31/2026	EUR	31	32,366
Kidde Global Solutions, Term Loan B(d)(h)	–	10/07/2031		1,927	1,934,363
Mattress Holding Corp., Term Loan (3 mo. Term SOFR + 4.15%)	8.92%	09/25/2028		3,283	3,289,539
Serta Simmons Bedding LLC
First Lien Term Loan (3 mo. Term SOFR + 7.61%)	12.23%	06/29/2028		180	179,528
Term Loan (3 mo. Term SOFR + 7.61%)	12.22%	06/29/2028		2,537	2,155,004
SIWF Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.11%)	8.69%	10/06/2028		4,411	3,615,122
Tempur Sealy International, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	7.07%	10/03/2031		3,065	3,088,775
Weber-Stephen Products LLC
Incremental Term Loan B (1 mo. Term SOFR + 4.35%)	8.92%	10/30/2027		595	568,124
Term Loan B (1 mo. Term SOFR + 3.36%)	7.94%	10/30/2027		1,868	1,781,263
					27,583,403
Industrial Equipment–6.28%
Alliance Laundry Systems LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	8.07%	08/19/2031		4,338	4,382,793
Alpha US Buyer LLC
Delayed Draw Term Loan(d)(e)(f)	0.00%	04/04/2030		2,213	2,250,850
Delayed Draw Term Loan (1 mo. Term SOFR + 6.13%)(d)(e)	10.97%	04/04/2030		1,268	1,289,831
Revolver Loan(d)(e)(f)	0.00%	04/04/2030		1,209	1,209,413
Term Loan (1 mo. Term SOFR + 6.13%)(d)(e)	10.79%	04/04/2030		6,080	6,183,921
Crosby US Acquisition Corp., Term Loan (1 mo. Term SOFR + 3.50%)	10.50%	08/16/2029		993	1,003,251
Deliver Buyer, Inc. (MHS Holdings), Term Loan (3 mo. Term SOFR + 7.90%)	12.50%	06/01/2029		2,204	2,011,621
DXP Enterprises, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	8.32%	10/11/2030		1,825	1,850,786
EMRLD Borrower L.P. (Copeland), Incremental Term Loan B	7.07%	08/04/2031		661	663,267
Kantar (Summer BC Bidco/KANGRP)
Revolver Loan (3 mo. Term SOFR + 1.05%)(d)	1.05%	06/04/2026		434	401,641
Revolver Loan(d)(f)	0.00%	06/04/2026		2,560	2,373,359
Term Loan B (3 mo. EURIBOR + 4.50%)	7.97%	01/31/2029	EUR	335	356,255
Term Loan B (3 mo. Term SOFR + 5.26%)	9.86%	02/15/2029		2,803	2,831,937
Madison IAQ LLC, Term Loan (6 mo. Term SOFR + 2.75%)	7.89%	06/21/2028		28	28,193
Minimax (-Viking GmbH, -MX Holdings US, Inc.), Term Loan B-1D (1 mo. Term SOFR + 2.86%)	7.44%	07/31/2028		175	176,090
Tank Holding Corp.
Revolver Loan(d)(f)	0.00%	03/31/2028		424	411,153
Term Loan (3 mo. Term SOFR + 5.90%)	10.50%	03/31/2028		4,988	4,924,243
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B-2 (3 mo. Term SOFR + 3.34%)	8.59%	04/30/2030		1,707	1,721,870
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Industrial Equipment–(continued)
Victory Buyer LLC (Vantage Elevator)
First Lien Term Loan (1 mo. Term SOFR + 3.86%)	8.44%	11/19/2028		$3,716	$3,630,922
Second Lien Term Loan (1 mo. Term SOFR + 7.11%)(d)	11.69%	11/19/2029		315	282,263
					37,983,659
Insurance–2.02%
Acrisure LLC, Term Loan B-6 (1 mo. Term SOFR + 3.25%)	7.85%	11/06/2030		4,742	4,762,084
Alliant Holdings Intermediate LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	7.35%	09/19/2031		2,363	2,379,750
Hub International Ltd., Term Loan (3 mo. Term SOFR + 2.75%)	7.37%	06/20/2030		1,113	1,122,643
Sedgwick Claims Management Services, Inc., Term Loan (3 mo. Term SOFR + 3.00%)	7.59%	07/31/2031		3,441	3,470,080
Truist Insurance Holdings, Term Loan B (3 mo. Term SOFR + 3.25%)	7.85%	05/06/2031		492	494,563
					12,229,120
Leisure Goods, Activities & Movies–4.34%
Crown Finance US, Inc.
Term Loan (1 mo. Term SOFR + 1.61%)	6.30%	07/31/2028		4,033	4,056,756
Term Loan B(h)	–	12/02/2031		5,272	5,257,102
Fitness International LLC, Term Loan B (1 mo. Term SOFR + 5.35%)	9.92%	02/05/2029		2,182	2,194,090
GBT Group Servicers B.V. (United Kingdom), Term Loan B (3 mo. Term SOFR + 3.00%)	7.63%	07/25/2031		1,652	1,666,694
Nord Anglia Education
Term Loan (3 mo. Term SOFR + 4.00%)	8.51%	01/31/2028		1,452	1,466,077
Term Loan B-2 (3 mo. Term SOFR + 3.75%)	8.25%	02/26/2031		825	833,180
Scenic (Columbus Capital B.V.) (Australia), Term Loan (3 mo. EURIBOR + 3.75%)	7.10%	03/05/2027	EUR	3,886	3,979,904
US Fitness LLC
Delayed Draw Term Loan(d)(f)	0.00%	09/04/2031		339	337,792
Revolver Loan (3 mo. Term SOFR + 5.50%)(d)	10.16%	09/30/2031		122	120,628
Revolver Loan(d)(f)	0.00%	09/30/2031		489	482,513
Term Loan B (1 mo. Term SOFR + 5.32%)(d)	10.70%	09/04/2031		2,746	2,732,730
Vue International Bidco PLC (United Kingdom)
Second Lien Term Loan (Acquired 02/20/2024-10/08/2024; Cost $436,670)(d)(g)(h)	–	12/31/2027	EUR	644	428,513
Term Loan (6 mo. EURIBOR + 8.00%) (Acquired 09/15/2022-04/08/2024; Cost $344,454)(g)	11.05%	06/30/2027	EUR	345	363,461
Term Loan (3 mo. EURIBOR + 8.00%) (Acquired 02/21/2024-10/08/2024; Cost $197,756)(g)	11.05%	06/30/2027	EUR	190	210,381
Term Loan (Acquired 02/20/2024-10/08/2024; Cost $419,057)(g)(h)	–	12/31/2027	EUR	398	418,038
World Choice Investments, Term Loan B (3 mo. Term SOFR + 4.75%) (Acquired 08/13/2024; Cost $1,639,317)(g)	9.24%	08/13/2031		1,664	1,672,987
					26,220,846
Lodging & Casinos–1.61%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (3 mo. Term SOFR + 4.01%)	8.60%	02/02/2026		2,207	1,382,874
First Lien Term Loan (3 mo. Term SOFR + 5.01%)	9.60%	02/02/2026		1,924	1,221,927
Fertitta Entertainment LLC (Golden Nugget), Term Loan (1 mo. Term SOFR + 3.50%)	8.07%	01/27/2029		2,689	2,707,814
HBX Group (United Kingdom), Term Loan B-3 (6 mo. EURIBOR + 4.25%)	7.56%	09/12/2028	EUR	2,860	3,044,882
Travel + Leisure Co., Incremental Term Loan (1 mo. Term SOFR + 3.35%)	7.94%	12/14/2029		1,371	1,378,681
					9,736,178
Nonferrous Metals & Minerals–1.10%
Covia Holdings Corp., Term Loan (3 mo. Term SOFR + 4.26%)	8.85%	07/31/2026		4,536	4,536,098
Form Technologies LLC
First Lien Term Loan (3 mo. Term SOFR + 9.35%)	13.86%	10/22/2025		1,045	979,975
Term Loan(h)	–	05/30/2030		1,142	1,124,860
					6,640,933
Oil & Gas–3.06%
Brazos Delaware II LLC, Term Loan B (6 mo. Term SOFR + 3.50%)	8.25%	02/11/2030		685	691,569
EPIC Crude Services L.P., Term Loan B (3 mo. Term SOFR + 3.00%)	7.66%	10/10/2031		1,311	1,321,712
ITT Holdings LLC (IMTT), Term Loan B (1 mo. Term SOFR + 2.75%)	7.32%	10/11/2030		1,233	1,238,790
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Oil & Gas–(continued)
McDermott International Ltd.
LOC(d)(f)	0.00%	12/31/2026	$1,244	$1,212,885
LOC (3 mo. Term SOFR + 5.01%)(d)	10.31%	12/31/2026	294	286,819
LOC(f)	0.00%	06/30/2027	2,321	1,624,924
LOC (3 mo. Term SOFR + 4.26%)(d)	8.85%	06/30/2027	1,275	745,852
PIK Term Loan, 3.00% PIK Rate, 11.69% Cash Rate(i)	3.00%	12/31/2027	1,056	423,850
Term Loan (3 mo. Term SOFR + 7.76%)(d)	12.70%	12/31/2026	1,008	1,103,470
Term Loan (1 mo. Term SOFR + 3.11%)	7.69%	06/30/2027	248	126,428
Par Petroleum LLC and Par Petroleum Finance Corp. (Par Pacific), Term Loan B (3 mo. Term SOFR + 3.75%)	8.33%	02/28/2030	1,838	1,828,279
PG Investment Co. 59 S.a.r.l./URSA Minor US Bidco LLC (Rosen), Term Loan B (3 mo. Term SOFR + 2.97%)	7.60%	03/26/2031	1,540	1,552,534
Planet US Buyer LLC (Wood Mackenzie), Term Loan(h)	–	02/07/2031	157	157,917
Rockpoint Gas Storage Partners L.P. (Canada), Term Loan B (3 mo. Term SOFR + 3.50%)	7.99%	09/12/2031	2,414	2,434,975
Rockwood Service Corp., Term loan B (1 mo. Term SOFR + 3.50%)	8.07%	07/30/2031	429	433,389
Third Coast Super Holdings LLC, Term Loan B (1 mo. Term SOFR + 4.25%)(d)	8.82%	09/25/2030	3,287	3,290,947
				18,474,340
Publishing–3.10%
Cengage Learning, Inc.
Term Loan B (1 mo. Term SOFR + 5.00%)	7.89%	03/22/2031	4,650	4,676,972
Term Loan B (3 mo. Term SOFR + 3.50%)	10.25%	03/22/2031	128	128,666
Century DE Buyer LLC (Simon & Schuster), Term Loan (1 mo. Term SOFR + 3.93%)	8.60%	10/30/2030	1,122	1,130,801
Dotdash Meredith, Inc.
Term Loan B (1 mo. Term SOFR + 3.58%)	8.17%	12/01/2028	4,212	4,248,664
Term Loan B (1 mo. Term SOFR + 3.58%)	8.17%	12/01/2028	2	1,991
Harbor Purchaser, Inc. (Houghton Mifflin Harcourt)
First Lien Term Loan B (1 mo. Term SOFR + 5.35%)	9.92%	04/09/2029	3,171	3,122,351
Second Lien Term Loan B (1 mo. Term SOFR + 8.50%)	13.07%	04/08/2030	2,056	2,030,667
McGraw-Hill Education, Inc., Term Loan B (3 mo. Term SOFR + 4.00%)	8.60%	08/06/2031	2,578	2,612,701
Micro Holding L.P., First Lien Incremental Term Loan (1 mo. Term SOFR + 4.25%)	8.82%	05/03/2028	776	778,422
				18,731,235
Radio & Television–0.29%
iHeartCommunications, Inc.
Incremental Term Loan (1 mo. Term SOFR + 3.36%)	7.94%	05/01/2026	131	114,404
Term Loan (1 mo. Term SOFR + 3.11%)	7.69%	05/01/2026	1,764	1,542,979
Sinclair Television Group, Inc., Term Loan B-3 (1 mo. Term SOFR + 3.11%)	7.69%	04/01/2028	105	84,421
				1,741,804
Rail Industries–2.31%
VRS Buyer, Inc.
Delayed Draw Term Loan(d)(e)(f)	0.00%	11/22/2030	3,973	3,942,696
Revolver Loan(d)(e)(f)	0.00%	11/22/2030	1,986	1,956,451
Term Loan (1 mo. GBP SONIA + 5.00%)(d)(e)	9.26%	11/22/2030	8,172	8,049,400
				13,948,547
Retailers (except Food & Drug)–1.71%
Action Holding B.V. (Peer Holdings) (Netherlands)
Term Loan B-4 (3 mo. Term SOFR + 3.25%)	7.85%	10/28/2030	2,376	2,397,027
Term Loan B-5 (3 mo. Term SOFR + 3.00%)	7.60%	07/01/2031	1,713	1,728,333
Bass Pro Group LLC, Term Loan B-2 (1 mo. Term SOFR + 3.86%)	8.44%	03/06/2028	4,625	4,656,957
CNT Holdings I Corp. (1-800 Contacts), First Lien Term Loan (3 mo. Term SOFR + 3.50%)	8.09%	11/08/2027	168	169,647
Savers, Inc., Term Loan (3 mo. Term SOFR + 3.75%)	8.39%	04/26/2028	1,353	1,357,754
				10,309,718
Surface Transport–1.01%
First Student Bidco, Inc., Incremental Term Loan B (3 mo. Term SOFR + 3.10%)	7.70%	07/21/2028	1,392	1,400,797
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Surface Transport–(continued)
Hurtigruten Group A/S (Explorer II AS) (Norway)
Term Loan (6 mo. EURIBOR + 8.00%)	10.91%	06/30/2027	EUR	114	$119,079
Term Loan A (3 mo. EURIBOR + 8.50%) (Acquired 02/23/2024-09/30/2024; Cost $2,554,506)(g)	14.77%	02/22/2029	EUR	4,961	152,159
Term Loan B-2 (3 mo. EURIBOR + 7.00%) (Acquired 02/23/2024-08/23/2024; Cost $1,278,712)(g)	9.91%	09/30/2027	EUR	1,258	511,727
PODS LLC, Incremental Term Loan (3 mo. Term SOFR + 4.26%)(d)	8.85%	03/31/2028		$1,944	1,827,823
STG Distribution LLC
Term Loan (1 mo. Term SOFR + 7.60%)	12.26%	10/03/2029		2,135	1,153,058
Term Loan (1 mo. Term SOFR + 8.35%)(d)	13.01%	10/03/2029		969	955,176
					6,119,819
Telecommunications–4.00%
Avaya, Inc., Term Loan (1 mo. Term SOFR + 7.50%)	12.07%	08/01/2028		700	597,524
Cablevision Lightpath LLC, Term Loan (1 mo. Term SOFR + 3.36%)	7.97%	11/30/2027		52	52,405
CCI Buyer, Inc. (Consumer Cellular), First Lien Term Loan (3 mo. Term SOFR + 4.00%)	8.60%	12/17/2027		639	644,322
Cincinnati Bell, Inc., Term Loan B-2 (1 mo. Term SOFR + 3.35%)	7.92%	11/22/2028		34	34,491
Crown Subsea Communications Holding, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	8.57%	01/30/2031		3,989	4,048,160
Genesys Cloud Services Holdings I LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	7.57%	12/01/2027		428	431,921
Inmarsat Finance PLC (United Kingdom), Term Loan B (1 mo. Term SOFR + 4.50%)	9.07%	09/27/2029		1,482	1,291,689
Iridium Satellite LLC, Term Loan B (1 mo. Term SOFR + 2.25%)	6.82%	09/20/2030		520	519,226
Level 3 Financing, Inc.
Term Loan B-1(h)	–	04/13/2029		1,094	1,119,448
Term Loan B-2(h)	–	04/15/2030		2,607	2,669,969
Lumen Technologies, Inc., Term Loan B-2 (1 mo. Term SOFR + 2.46%)	7.04%	04/15/2029		232	216,377
Midcontinent Communications, Term Loan B (1 mo. Term SOFR + 2.50%)	7.11%	08/13/2031		500	503,774
MLN US HoldCo LLC (dba Mitel)
First Lien Term Loan B (3 mo. Term SOFR + 4.60%)	9.41%	11/30/2025		102	3,899
Second Lien Term Loan B (3 mo. Term SOFR + 8.85%)	12.66%	11/30/2026		73	2,867
Second Lien Term Loan B-1 (3 mo. Term SOFR + 6.80%)	11.39%	10/18/2027		6,800	337,890
Term Loan (3 mo. Term SOFR + 6.54%)	11.13%	10/18/2027		3,000	1,917,615
Third Lien Term Loan (3 mo. Term SOFR + 9.35%)	13.94%	10/18/2027		2,583	88,466
Telesat LLC, Term Loan B-5 (3 mo. Term SOFR + 3.01%)	7.53%	12/07/2026		3,460	1,804,783
U.S. TelePacific Corp.
First Lien Term Loan (3 mo. Term SOFR + 1.15%)	6.17%	05/02/2026		1	7
Third Lien Term Loan(d)(h)	–	05/02/2027		167	0
ViaSat, Inc.
Term Loan (1 mo. Term SOFR + 4.50%)	9.07%	03/02/2029		1,826	1,604,254
Term Loan B (1 mo. Term SOFR + 4.61%)	9.24%	05/30/2030		2,179	1,909,776
Voyage Digital (NC) Ltd., Term Loan (3 mo. Term SOFR + 3.25%)(d)	7.74%	05/11/2029		1,224	1,229,767
Windstream Services LLC, Term Loan B (1 mo. Term SOFR + 4.85%)(d)	9.51%	09/25/2031		3,085	3,131,137
					24,159,767
Utilities–3.81%
Alpha Generation LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	7.32%	09/30/2031		2,381	2,402,080
Cornerstone Generation LLC, Term Loan B(h)	–	10/28/2031		2,752	2,776,507
Eastern Power LLC, Term Loan (1 mo. Term SOFR + 5.25%)	9.82%	04/03/2028		1,519	1,525,516
Edgewater Generation, Term Loan (1 mo. Term SOFR + 4.25%)	8.82%	08/01/2030		1,724	1,750,133
Hamilton Projects Acquiror LLC, Term Loan B (1 mo. Term SOFR + 3.75%)	8.32%	05/22/2031		743	750,870
KAMC Holdings, Inc. (Franklin Energy Group), First Lien Term Loan B (3 mo. Term SOFR + 4.26%) (Acquired 11/28/2022-10/23/2024; Cost $1,685,605)(g)	8.78%	08/14/2026		1,833	1,810,322
Lightning Power LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	7.74%	08/16/2031		3,504	3,538,829
Lightstone Holdco LLC
Term Loan B (3 mo. Term SOFR + 5.75%)	10.34%	01/29/2027		4,895	4,963,072
Term Loan C (3 mo. Term SOFR + 5.75%)	10.34%	01/29/2027		277	280,720
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Utilities–(continued)
Talen Energy Supply LLC
Term Loan B (3 mo. Term SOFR + 3.50%)	8.02%	05/17/2030	$2,042	$2,057,102
Term Loan C (3 mo. Term SOFR + 3.50%)	8.02%	05/17/2030	1,172	1,181,332
				23,036,483
Total Variable Rate Senior Loan Interests (Cost $875,804,173)				834,791,009
			Shares
Common Stocks & Other Equity Interests–6.46%(j)
Aerospace & Defense–0.18%
IAP Worldwide Services, Inc. (Acquired 07/18/2014-02/08/2019; Cost $593,748)(d)(g)			320	0
IAP Worldwide Services, Inc.(d)			1,547,063	835,414
IAP Worldwide Services, Inc.(d)			247,725	247,725
NAC Aviation 8 Ltd. (Ireland)(d)			57,568	0
				1,083,139
Automotive–0.02%
Cabonline, Class D (Acquired 10/30/2023; Cost $71,316) (Sweden)(d)(g)			79,434,288	98,399
Cabonline, Class D1 (Acquired 10/30/2023; Cost $3) (Sweden)(d)(g)			2,795,619	258
Cabonline, Class D2 (Acquired 10/31/2023; Cost $2) (Sweden)(d)(g)			2,385,952	111
Muth Mirror Systems LLC(d)(e)			26,463	0
Muth Mirror Systems LLC, Wts. (Acquired 12/15/2023; Cost $0)(d)(e)(g)			177,476	0
				98,768
Building & Development–0.00%
Lake at Las Vegas Joint Venture LLC, Class A (Acquired 07/15/2010; Cost $7,937,680)(d)(g)			780	0
Lake at Las Vegas Joint Venture LLC, Class B (Acquired 07/15/2010; Cost $93,970)(d)(g)			9	0
				0
Business Equipment & Services–2.59%
Monitronics International, Inc. (Acquired 06/30/2023; Cost $3,093,156)(d)(g)			153,659	5,059,991
My Alarm Center LLC, Class A (Acquired 03/09/2021-05/17/2024; Cost $3,866,578)(d)(g)			44,397	10,614,985
				15,674,976
Chemicals & Plastics–0.00%
Flint Group (ColourOz Inv), Class A (Germany)(d)			26,510	0
Containers & Glass Products–0.03%
Libbey Glass LLC (Acquired 11/13/2020-02/10/2022; Cost $52,821)(d)(g)			12,972	207,422
Electronics & Electrical–0.00%
Sandvine Corp.(d)			5,262	0
Financial Intermediaries–0.02%
RJO Holdings Corp.(d)			1,481	74,077
RJO Holdings Corp., Class A(d)			1,142	57,114
RJO Holdings Corp., Class B(d)			1,667	17
				131,208
Forest Products–0.98%
Restoration Forest Products Group LLC(d)			42,341	5,906,567
Health Care–0.00%
SDB Holdco LLC (Specialty Dental Brands)(d)(e)			15,962,622	16
Home Furnishings–0.11%
Serta Simmons Bedding LLC (Acquired 06/29/2023; Cost $14,067)(g)			90,756	657,981
Industrial Equipment–0.01%
North American Lifting Holdings, Inc.			44,777	69,964
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

			Shares	Value
Leisure Goods, Activities & Movies–1.15%
Crown Finance US, Inc.			219,409	$5,092,046
Crown Finance US, Inc.			1,140	26,457
USF S&H Holdco LLC (Acquired 12/02/2019; Cost $0)(d)(e)(g)			9,844	1,835,841
Vue International Bidco PLC, Class A1 (Acquired 02/20/2024; Cost $0) (United Kingdom)(d)(g)			1,751	0
Vue International Bidco PLC, Class A2 (Acquired 02/20/2024; Cost $0) (United Kingdom)(d)(g)			862,319	1
Vue International Bidco PLC, Class A3 (Acquired 02/20/2024; Cost $0) (United Kingdom)(d)(g)			536,769	1
Vue International Bidco PLC, Class A4 (Acquired 02/20/2024; Cost $0) (United Kingdom)(d)(g)			374,204	0
				6,954,346
Lodging & Casinos–0.04%
Caesars Entertainment, Inc.(k)			7,110	273,664
Oil & Gas–0.99%
McDermott International Ltd.(k)			352,986	50,901
McDermott International Ltd.(d)			1,297,185	177,701
Patterson-UTI Energy, Inc.			31,592	265,373
Samson Investment Co., Class A (Acquired 03/01/2017; Cost $3,094,069)(d)(g)			132,022	14,522
Seadrill Ltd. (Norway)(k)			91,553	3,720,714
Talos Energy, Inc.(k)			117,307	1,319,704
Tribune Resources LLC (Acquired 04/03/2018; Cost $1,719,591)(g)			337,847	430,755
				5,979,670
Radio & Television–0.06%
iHeartMedia, Inc., Class A(k)			166,688	381,716
iHeartMedia, Inc., Class B(d)(k)			42	89
				381,805
Retailers (except Food & Drug)–0.00%
Claire’s Stores, Inc. (Acquired 10/12/2018; Cost $626,636)(g)			390	1,170
Surface Transport–0.25%
Commercial Barge Line Co. (Acquired 02/15/2018-02/06/2020; Cost $670,459)(d)(g)			8,057	692,016
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 08/18/2023-10/30/2024; Cost $60,726)(d)(g)			110,836	69,272
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $704,842)(d)(g)			8,470	727,488
Hurtigruten (Explorer II AS), Wts. (Acquired 02/23/2024-10/31/2024; Cost $0) (Norway)(d)(g)			2,790,758	3
				1,488,779
Telecommunications–0.03%
Avaya Holdings Corp. (Acquired 05/01/2023; Cost $362,310)(g)			24,154	141,905
Avaya, Inc. (Acquired 05/01/2023; Cost $65,715)(g)			4,381	25,738
				167,643
Total Common Stocks & Other Equity Interests (Cost $55,094,019)				39,077,118
	Interest Rate	Maturity Date	Principal Amount (000)(a)
U.S. Dollar Denominated Bonds & Notes–5.48%
Aerospace & Defense–0.38%
Rand Parent LLC (l)	8.50%	02/15/2030	$2,284	2,316,021
Air Transport–0.11%
American Airlines, Inc. (l)	8.50%	05/15/2029	641	677,676
Building & Development–0.43%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (l)	4.50%	04/01/2027	1,671	1,609,828
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC(l)	6.75%	04/01/2032	273	278,078
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Building & Development–(continued)
Signal Parent, Inc.(l)	6.13%	04/01/2029	$1,166	$713,964
				2,601,870
Business Equipment & Services–0.91%
Acuris Finance US, Inc./Acuris Finance S.a.r.l. (l)	9.00%	08/01/2029	3,471	3,395,506
Allied Universal Holdco LLC(l)	7.88%	02/15/2031	2,012	2,062,088
Cloud Software Group, Inc.(l)	8.25%	06/30/2032	41	42,768
				5,500,362
Cable & Satellite Television–0.56%
Altice Financing S.A. (Luxembourg) (l)	5.75%	08/15/2029	29	21,999
Altice Financing S.A. (Luxembourg)(l)	5.00%	01/15/2028	1,876	1,499,212
Altice France S.A. (France)(l)	5.50%	01/15/2028	594	461,243
Altice France S.A. (France)(l)	5.50%	10/15/2029	679	522,754
Virgin Media Secured Finance PLC (United Kingdom)(l)	4.50%	08/15/2030	1,020	901,585
				3,406,793
Chemicals & Plastics–0.87%
INEOS Finance PLC (Luxembourg) (l)	7.50%	04/15/2029	1,072	1,110,436
INEOS Quattro Finance 2 PLC (United Kingdom)(l)	9.63%	03/15/2029	555	590,836
SK Invictus Intermediate II S.a.r.l.(l)	5.00%	10/30/2029	3,738	3,537,210
				5,238,482
Cosmetics & Toiletries–0.15%
Bausch & Lomb Corp. (l)	8.38%	10/01/2028	857	896,821
Food Products–0.47%
Sigma Holdco B.V. (Netherlands) (l)	7.88%	05/15/2026	72	71,623
Teasdale Foods, Inc. (Acquired 12/18/2020-10/23/2024; Cost $2,657,608)(d)(e)(g)	16.25%	06/18/2026	2,699	1,476,564
Viking Baked Goods Acquisition Corp.(l)	8.63%	11/01/2031	1,284	1,263,235
				2,811,422
Health Care–0.20%
Global Medical Response, Inc., 1.25% PIK Rate, 8.75% Cash Rate (i)(l)	1.25%	10/31/2028	503	506,373
Organon & Co./Organon Foreign Debt Co-Issuer B.V.(l)	6.75%	05/15/2034	304	306,684
Raven Acquisition Holdings LLC(l)	6.88%	11/15/2031	377	378,010
				1,191,067
Industrial Equipment–0.03%
Chart Industries, Inc. (l)	7.50%	01/01/2030	182	190,355
Insurance–0.33%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (l)	6.50%	10/01/2031	664	664,848
HUB International Ltd.(l)	7.25%	06/15/2030	538	558,627
Panther Escrow Issuer LLC(l)	7.13%	06/01/2031	751	769,935
				1,993,410
Publishing–0.03%
McGraw-Hill Education, Inc. (l)	7.38%	09/01/2031	196	203,165
Radio & Television–0.04%
Univision Communications, Inc. (l)	7.38%	06/30/2030	257	248,000
Retailers (except Food & Drug)–0.26%
Evergreen Acqco 1 L.P./TVI, Inc. (l)	9.75%	04/26/2028	1,481	1,563,496
Telecommunications–0.71%
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom) (l)	9.00%	09/15/2029	1,915	1,769,697
Windstream Services LLC/Windstream Escrow Finance Corp.(l)	7.75%	08/15/2028	2,490	2,511,653
				4,281,350
Total U.S. Dollar Denominated Bonds & Notes (Cost $34,435,073)				33,120,290
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Non-U.S. Dollar Denominated Bonds & Notes–3.47%(m)
Automotive–0.24%
Cabonline Group Holding AB (Sweden) (Acquired 10/13/2023; Cost $209,084)(g)(l)	14.00%	03/19/2026	SEK	2,386	$215,653
Cabonline Group Holding AB (Sweden) (Acquired 03/24/2022; Cost $980,148)(g)(l)(n)	13.16%	04/19/2026	SEK	9,225	423,266
Cabonline Group Holding AB (Sweden) (Acquired 10/12/2023; Cost $433,886)(g)(l)	14.00%	03/19/2026	SEK	4,772	428,016
Conceria Pasubio S.p.A. (Italy) (3 mo. EURIBOR + 4.50%)(l)(o)	7.85%	09/30/2028	EUR	362	350,165
					1,417,100
Building & Development–0.00%
Fagus Holdco PLC (United Kingdom) (Acquired 09/05/2023; Cost $0)(d)(g)(p)	0.00%	09/05/2029	EUR	1	96
Business Equipment & Services–0.06%
Pachelbel Bidco S.p.A. (Italy) (3 mo. EURIBOR + 4.25%)(l)(o)	7.30%	05/17/2031	EUR	341	364,428
Cable & Satellite Television–0.19%
Altice Financing S.A. (Luxembourg)(l)	3.00%	01/15/2028	EUR	423	350,906
Altice Finco S.A. (Luxembourg)(l)	4.75%	01/15/2028	EUR	1,292	810,488
					1,161,394
Electronics & Electrical–0.21%
Cerved Group S.p.A. (Italy) (3 mo. EURIBOR + 5.25%)(l)(o)	8.73%	02/15/2029	EUR	1,258	1,292,574
Financial Intermediaries–1.56%
AnaCap (AFE S.A. SICAV-RAIF) (Italy) (3 mo. EURIBOR + 7.50%)(l)(o)	10.56%	07/15/2030	EUR	500	275,389
AnaCap (AFE S.A. SICAV-RAIF) (Italy) (3 mo. EURIBOR + 7.50%)(l)(o)	10.56%	07/15/2030	EUR	2,617	1,441,386
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%) (Acquired 10/23/2020-11/26/2020; Cost $1,380,006)(g)(l)(o)	9.31%	05/01/2026	EUR	1,168	763,713
Garfunkelux Holdco 3 S.A. (Luxembourg) (Acquired 10/23/2020; Cost $1,806,735)(g)(l)	6.75%	11/01/2025	EUR	1,523	989,799
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 5.50%)(l)(o)	8.37%	12/15/2029	EUR	2,300	2,369,761
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(l)(o)	7.65%	11/15/2027	EUR	3,377	3,559,454
					9,399,502
Food Service–0.36%
Selecta Group B.V. 10.00% PIK Rate (Switzerland)(i)(l)	10.00%	07/01/2026	EUR	3,462	2,194,628
Home Furnishings–0.66%
Very Group Funding PLC (The) (United Kingdom)(l)	6.50%	08/01/2026	GBP	1,844	2,173,353
Very Group Funding PLC (The) (United Kingdom)(l)	6.50%	08/01/2026	GBP	1,541	1,816,234
					3,989,587
Surface Transport–0.19%
Zenith Finco PLC (United Kingdom)(l)	6.50%	06/30/2027	GBP	1,203	1,128,957
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $25,283,190)					20,948,266
			Shares
Preferred Stocks–1.61%(j)
Financial Intermediaries–0.02%
RJO Holdings Corp., Series A-2, Pfd.(d)				324	118,424
Health Care–0.56%
SDB Holdco LLC (Specialty Dental Brands), Pfd.(d)				7,745,021	3,401,613
Oil & Gas–0.04%
McDermott International Ltd., Pfd.(d)				1,002	250,464
Southcross Energy Partners L.P., Series A, Pfd. (Acquired 05/07/2019-08/23/2019; Cost $258,485)(d)(g)				258,709	1,527
					251,991
Retailers (except Food & Drug)–0.01%
Vivarte S.A.S.U., Pfd. (France)(d)				241,195	45,879
Surface Transport–0.98%
Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $918,945)(d)(g)				39,456	3,479,624
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Shares	Value
Surface Transport–(continued)
Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $645,351)(d)(g)	27,709	$2,443,657
		5,923,281
Total Preferred Stocks (Cost $5,505,162)		9,741,188
TOTAL INVESTMENTS IN SECURITIES(q)–155.12% (Cost $996,121,617)		937,677,871
BORROWINGS–(35.90)%		(217,000,000)
VARIABLE RATE DEMAND PREFERRED SHARES–(16.49)%		(99,674,105)
OTHER ASSETS LESS LIABILITIES–(2.73)%		(16,507,619)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$604,496,147
Investment Abbreviations:
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
SEK	– Swedish Krona
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
USD	– U.S. Dollar
Wts.	– Warrants
Notes to Consolidated Schedule of Investments:
(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Acquired through direct lending. Direct loans may be subject to liquidity and interest rate risk and certain direct loans may be deemed illiquid.
(f)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(g)	Restricted security. The aggregate value of these securities at November 30, 2024 was $74,423,034, which represented 12.31% of the Trust’s Net Assets.
(h)	This variable rate interest will settle after November 30, 2024, at which time the interest rate will be determined.
(i)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(j)	Securities acquired through the restructuring of senior loans.
(k)	Non-income producing security.
(l)
Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2024 was $52,591,896, which represented 8.70% of the Trust’s Net Assets.

(m)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(n)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at November 30, 2024 represented less than 1% of the Trust’s Net Assets.

(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2024.
(p)	Zero coupon bond issued at a discount.
(q)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2024.
	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$11,318,412	$(11,318,412)	$-	$-	$-	$4,200
Invesco Liquid Assets Portfolio, Institutional Class	-	6,565,193	(6,565,193)	-	-	-	2,800
Invesco Treasury Portfolio, Institutional Class	-	14,807,104	(14,807,104)	-	-	-	5,060
Total	$-	$32,690,709	$(32,690,709)	$-	$-	$-	$12,060
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

The aggregate value of securities considered illiquid at November 30, 2024 was $338,991,379, which represented 56.08% of the Trust’s Net Assets.
Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
12/27/2024	Bank of New York Mellon (The)	USD	16,712,092	EUR	15,860,390	$66,115
12/27/2024	Barclays Bank PLC	EUR	15,243,227	USD	16,524,197	398,866
12/27/2024	Barclays Bank PLC	GBP	2,389,973	USD	3,102,150	61,071
12/27/2024	BNP Paribas S.A.	EUR	16,006,342	USD	17,366,051	433,445
12/27/2024	BNP Paribas S.A.	GBP	2,389,973	USD	3,101,960	60,880
12/27/2024	BNP Paribas S.A.	SEK	15,818,609	USD	1,503,620	49,969
12/27/2024	BNP Paribas S.A.	USD	3,052,757	GBP	2,414,003	18,900
12/27/2024	Canadian Imperial Bank of Commerce	EUR	1,600,000	USD	1,734,525	41,935
12/27/2024	Canadian Imperial Bank of Commerce	USD	3,053,271	GBP	2,414,003	18,385
01/27/2025	Canadian Imperial Bank of Commerce	USD	994,793	EUR	945,792	7,108
12/27/2024	Citibank, N.A.	USD	1,191,779	SEK	13,136,738	15,422
12/27/2024	Morgan Stanley and Co. International PLC	USD	16,449,222	EUR	15,623,667	78,565
12/27/2024	Royal Bank of Canada	GBP	2,628,078	USD	3,411,284	67,233
12/27/2024	Royal Bank of Canada	USD	16,724,781	EUR	15,860,390	53,427
12/27/2024	Royal Bank of Canada	USD	3,199,854	GBP	2,530,017	19,422
12/27/2024	State Street Bank & Trust Co.	EUR	14,966,609	USD	16,231,212	398,507
12/27/2024	State Street Bank & Trust Co.	USD	149,706	EUR	141,998	509
12/27/2024	State Street Bank & Trust Co.	USD	225,279	SEK	2,465,605	1,298
01/27/2025	UBS AG	USD	440,525	GBP	350,000	4,769
Subtotal—Appreciation						1,795,826
Currency Risk
01/27/2025	Bank of New York Mellon (The)	EUR	15,860,390	USD	16,737,469	(63,843)
12/27/2024	Barclays Bank PLC	USD	64,840	GBP	50,000	(1,218)
12/27/2024	Barclays Bank PLC	USD	20,429	SEK	216,266	(555)
12/27/2024	BNP Paribas S.A.	USD	32,195	EUR	29,733	(741)
01/27/2025	BNP Paribas S.A.	GBP	2,414,003	USD	3,052,411	(18,847)
01/27/2025	Canadian Imperial Bank of Commerce	GBP	2,453,313	USD	3,102,615	(18,655)
01/27/2025	Citibank, N.A.	SEK	13,161,118	USD	1,196,326	(15,325)
12/27/2024	Deutsche Bank AG	USD	325,442	EUR	300,000	(8,082)
01/27/2025	Morgan Stanley and Co. International PLC	EUR	15,623,667	USD	16,474,220	(76,326)
01/27/2025	Royal Bank of Canada	EUR	15,860,390	USD	16,750,158	(51,154)
01/27/2025	Royal Bank of Canada	GBP	2,530,017	USD	3,199,502	(19,356)
Subtotal—Depreciation						(274,102)
Total Forward Foreign Currency Contracts						$1,521,724

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
SEK	– Swedish Krona
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s (the "Adviser") assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$498,731,746	$336,059,263	$834,791,009
Common Stocks & Other Equity Interests	6,012,072	6,446,016	26,619,030	39,077,118
U.S. Dollar Denominated Bonds & Notes	—	31,643,726	1,476,564	33,120,290
Non-U.S. Dollar Denominated Bonds & Notes	—	20,948,170	96	20,948,266
Preferred Stocks	—	—	9,741,188	9,741,188
Total Investments in Securities	6,012,072	557,769,658	373,896,141	937,677,871
Other Investments - Assets*
Investments Matured	—	—	268,294	268,294
Forward Foreign Currency Contracts	—	1,795,826	—	1,795,826
	—	1,795,826	268,294	2,064,120
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(274,102)	—	(274,102)
Total Other Investments	—	1,521,724	268,294	1,790,018
Total Investments	$6,012,072	$559,291,382	$374,164,435	$939,467,889

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended November 30, 2024:
	Value 02/29/24	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*	Value 11/30/24
Variable Rate Senior Loan Interests	$349,911,085	$94,288,484	$(101,969,480)	$891,181	$(10,249,345)	$4,005,474	$12,129,096	$(12,947,232)	$336,059,263
Common Stocks & Other Equity Interests	25,570,489	9,941,545	(11,279,219)	(4,154)	(1,448,702)	622,389	3,216,682	—	26,619,030
Preferred Stocks	8,146,388	2,397,084	—	—	—	(802,284)	—	—	9,741,188
U.S. Dollar Denominated Bonds & Notes	552,396	304,977	—	11,971	—	607,220	—	—	1,476,564
Investments Matured	352,231	—	(204,724)	—	—	120,787	—	—	268,294
Non-U.S. Dollar Denominated Bonds & Notes	9,821	—	(9,848)	—	9,944	(9,821)	—	—	96
Municipal Obligations	3,866,695	—	(4,703,488)	6,921	—	829,872	—	—	—
Total	$388,409,105	$106,932,090	$(118,166,759)	$905,919	$(11,688,103)	$5,373,637	$15,345,778	$(12,947,232)	$374,164,435
*Transfers into and out of Level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. A significant change in third-party pricing information could result in a lower or higher value in Level 3 investments.
Invesco Senior Income Trust

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:
	Fair Value at 11/30/24	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs Based on Fair Value
Variable Rate Senior Loan Interests	$336,059,263	Comparable Companies	EBITDA Multiple	11.5x	-
		Discounted Cash Flow Model	Discount Rate	12.42%	-
		Loan Origination Value	Original Cost	98.5% of Par	-
Common Stocks & Other Equity Interests	26,619,030	Comparable Companies	EBITDA Multiple	5.5x	-
		Discounted Cash Flow Model	Discount Rate	10.7%	-
			EBITDA Multiple	8.4x	-
Preferred Stocks	9,741,188	Comparable Companies	EBITDA Multiple	8.75x	-
U.S. Dollar Denominated Bonds & Notes	1,476,564	Comparable Companies	EBITDA Multiple	9.25x-10.75x	10x
Investments Matured	268,294	Expected Recovery	Anticipated Proceeds	24.2% of Par	-
Non-U.S. Dollar Denominated Bonds & Notes	96	Expected Recovery	Anticipated Proceeds	100% of Par	-
Invesco Senior Income Trust